TAXATION (Schedule of Movement of Valuation Allowance) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
TAXATION [Abstract]
Balance at beginning of year
Acquisition of CAH	(10,825)	(67,435)
Change of valuation allowance in current year	722	4,497
Balance at end of year	$ (10,103)	(62,938)